CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss for the year		$ (5,997)	$ (138,911)	$ (2,097,599)
Items not involving cash
Depreciation		3,143	13,303	3,496
Bad debt expenses		10,679	0	0
Gain on disposal of equipment		0	0	(6,643)
Mineral exploration expenses		0	0	10,996
Share-based payment		0	0	9,369
Write-off of payables		(10,231)	0	0
Write-down of exploration and evaluation assets		0	1	1,239,994
Write-down of tax deposits	[1]	0	0	41,200
Changes in non-cash working capital items
VAT receivables		20,153	(4,880)	5,266
Due from optionees		48,498	(27,355)	11,601
Prepaid expenses and advances		54,521	(23,432)	34,674
Other receivables		10,589	602	6,540
Accounts payable and accrued liabilities		(20,511)	(363,267)	(101,528)
Accounts payable owed by optionees		(61,249)	29,627	(11,601)
Due from/to related parties		(83,277)	188,949	392,145
Exchange difference arising on the translation of foreign subsidiaries		(8,498)	(18,839)	26,841
Net cash used in operating activities		(42,180)	(344,202)	(435,249)
Cash flows from investing activities
Investment in PorMining		0	(765)	0
Deposit - Akkerman Finland OY		(14,155)	0	0
Net proceeds from sale of equipment		0	0	6,643
Property deposits		0	15,939	116,772
Purchase of equipment		(7,542)	(7,452)	(6,567)
Net cash provided by (used in) investing activities		(21,697)	7,722	116,848
Cash flows from financing activities
Proceeds from issuance of common shares		0	506,357	282,000
Share issue costs		(2,197)	(22,982)	(11,544)
Net cash provided by financing activities		(2,197)	483,375	270,456
Change in cash for the year		(66,074)	146,895	(47,945)
Cash, beginning of the year		205,238	58,343	106,288
Cash, end of the year		139,164	205,238	58,343
Supplementary information
Interest received		$ 0	$ 8	$ 148

[1]	Note 6.